Cover	Mar. 19, 2024
Cover [Abstract]
Entity Registrant Name	Golden Matrix Group, Inc.
Entity Central Index Key	0001437925
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Mar. 19, 2024
Entity File Number	001-41326
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	46-1814729
Entity Address Address Line 1	3651 Lindell Road
Entity Address Address Line 2	Suite D131
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89103
City Area Code	702
Local Phone Number	318-7548
Security 12b Title	Common Stock, $0.00001 Par Value Per Share
Trading Symbol	GMGI
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	Golden Matrix Group, Inc. is filing this Amendment No. 1 to its Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on March 20, 2024 (the “Report”) to (a) update the number of votes associated with each of the proposals set forth under Item 5.07 to account for the final voting totals associated therewith; and (b) to include the Golden Matrix Group, Inc. 2023 Equity Incentive Plan as Exhibit 10.1 hereto, which exhibit was inadvertently left out of the original Report. Except as stated in this Explanatory Note, this Amendment No. 1 does not otherwise change or update the disclosure set forth in the Report.